Provisions (Tables)	12 Months Ended
Mar. 31, 2020
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Movements by Class of Provisions
The following table presents movements by class of provisions for the fiscal years ended March 31, 2020 and 2019.

	Provision for interest repayment	Other provisions	Total
	(In millions)
Balance at April 1, 2018	¥145,179	¥68,071	¥213,250
Additional provisions	47,000	7,040	54,040
Amounts used	(44,063)	(18,576)	(62,639)
Unused amounts reversed	(106)	(10,277)	(10,383)
Amortization of discount and effect of change in discount rate	399	158	557
Others	—	(7)	(7)

Balance at March 31, 2019	148,409	46,409	194,818

Additional provisions	39,000	19,614	58,614
Amounts used	(43,674)	(9,577)	(53,251)
Unused amounts reversed	(29)	(106)	(135)
Amortization of discount and effect of change in discount rate	(277)	157	(120)
Others	—	127	127

Balance at March 31, 2020	¥143,429	¥56,624	¥200,053